BLACKROCK FUNDSSM

EQUITY PORTFOLIOS/INVESTOR CLASSES

SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2004

BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO

Fund Management

The section “Fund Management” on pages 30-31 has been amended to read in its entirety as follows:

The fund is lead managed by Neil Wagner, Managing Director at BlackRock Advisors, Inc. (BlackRock) since January 2004, and co-managed by Andrew F. Thut, Vice President at BlackRock. Prior to joining BlackRock in April 2002, Mr. Wagner was a portfolio manager at Massachusetts Financial Services (MFS) since 1998. Prior to that, he was a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Prior to joining BlackRock in April 2002, Mr. Thut was an equity analyst on the small and mid cap growth team at MFS since 1998. Prior to joining MFS, Mr. Thut worked in the Technology Investment Banking Group at BT Alex. Brown since 1995. Mr. Wagner has been a manager of the fund since May 2002 and Mr. Thut has been an analyst on the fund since May 2002 and a manager of the fund since March 2004.

BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO

Risk/Return Information

The “Average Annual Total Returns” table in the section “Risk/Return Information” on page 36 has been amended to read in its entirety as follows:

As of 12/31/03

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date
Small Cap Value; Inv A
Return Before Taxes	40.56%	7.11%	6.88%	9.83%	04/13/92
Return After Taxes on Distributions	36.88%	3.88%	4.55%	7.35%
Return After Taxes on Distributions and Sale of Shares	28.15%	4.69%	4.85%	7.32%
Small Cap Value; Inv B
Return Before Taxes	41.49%	7.16%	6.80%	9.60%	04/13/92
Small Cap Value; Inv C
Return Before Taxes	45.08%	7.97%	7.07%	9.60%	04/13/92
Russell 2000 Value (Reflects no deductions for fees, expenses or taxes)	46.03%	13.83%	12.28%	12.70%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

These returns assume payment of applicable sales charges.

BLACKROCK SMALL CAP CORE EQUITY PORTFOLIO

Risk/Return Information

The “Average Annual Total Returns” table in the section “Risk/Return Information” on page 44 has been amended to read in its entirety as follows:

As of 12/31/03

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	Since Inception	Inception Date
Small Cap Core Equity; Investor A
Return Before Taxes	49.30%	15.31%	01/02/02
Return After Taxes on Distributions	48.85%	15.13%
Return After Taxes on Distributions and Sale of Shares	32.15%	13.06%
Small Cap Core Equity; Investor B
Return Before Taxes	52.46%	16.53%	01/02/02
Small Cap Core Equity; Investor C
Return Before Taxes	55.96%	18.24%	01/02/02
Russell 2000
(Reflects no deduction for fees, expenses or taxes)	47.25%	8.33%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Performance of the fund and the benchmark for 2003 calendar year reflects the cumulative performance from the inception date (January 2, 2002) until December 31, 2002.

These returns assume payment of applicable sales charges.

BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO

Fund Management

The section “Fund Management” on pages 53-54 has been amended to read in its entirety as follows:

The fund is lead managed by Neil Wagner, Managing Director at BlackRock Advisors, Inc. (BlackRock) since January 2004, and co-managed by Andrew F. Thut, Vice President at BlackRock. Prior to joining BlackRock in April 2002, Mr. Wagner was a portfolio manager at Massachusetts Financial Services (MFS) since 1998. Prior to that, he was a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Prior to joining BlackRock in April 2002, Mr. Thut was an equity analyst on the small and mid cap growth team at MFS since 1998. Prior to joining MFS, Mr. Thut worked in the Technology Investment Banking Group at BT Alex. Brown since 1995. Mr. Wagner has been a manager of the fund since May 2002 and Mr. Thut has been an analyst on the fund since May 2002 and a manager of the fund since March 2004.

BLACKROCK INDEX EQUITY PORTFOLIO

Risk/Return Information

The “Average Annual Total Returns” table in the section “Risk/Return Information” on page 111 has been amended to read in its entirety as follows:

As of 12/31/03

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date
Index Equity; Inv A
Return Before Taxes	23.84%	-5.80%	-1.98%	9.86%	04/20/92
Return After Taxes on Distributions	23.64%	-6.01%	-2.21%	8.77%
Return After Taxes on Distributions and Sale of Shares	15.72%	-4.99%	-1.78%	8.03%
Index Equity; Inv B
Return Before Taxes	22.22%	-6.66%	-2.49%	9.56%	04/20/92
Index Equity; Inv C
Return Before Taxes	25.73%	-5.55%	-2.11%	9.55%	04/20/92
S&P 500® (Reflects no deduction for fees, expenses or taxes)	28.69%	-4.05%	-0.57%	11.07%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

These returns assume payment of applicable sales charges.

BLACKROCK BALANCED PORTFOLIO

Risk/Return Information

The “Average Annual Total Returns” table in the section “Risk/Return Information” on page 121 has been amended to read in its entirety as follows:

As of 12/31/03

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date
Balanced; Inv A
Return Before Taxes	14.69%	-4.77%	-2.27%	6.54%	05/14/90
Return After Taxes on Distributions	14.16%	-5.49%	-3.74%	4.75%
Return After Taxes on Distributions and Sale of Shares	9.77%	-4.44%	-2.48%	4.81%
Balanced; Inv B
Return Before Taxes	14.72%	-5.12%	-2.41%	6.30%	05/14/90
Balanced; Inv C
Return Before Taxes	18.22%	-4.03%	-2.10%	6.30%	05/14/90
65% S&P 500®/35% Leh. Agg. (Reflects no deduction for fees, expenses or taxes)	19.73%	0.35%	2.29%	9.94%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

These returns assume payment of applicable sales charges.

This Supplement is dated March 5, 2004.

BLACKROCK FUNDSSM

EQUITY PORTFOLIOS/SERVICE CLASS

SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2004

BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO

Fund Management

The section “Fund Management” on pages 21-22 has been amended to read in its entirety as follows:

The fund is lead managed by Neil Wagner, Managing Director at BlackRock Advisors, Inc. (BlackRock) since January 2004, and co-managed by Andrew F. Thut, Vice President at BlackRock. Prior to joining BlackRock in April 2002, Mr. Wagner was a portfolio manager at Massachusetts Financial Services (MFS) since 1998. Prior to that, he was a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Prior to joining BlackRock in April 2002, Mr. Thut was an equity analyst on the small and mid cap growth team at MFS since 1998. Prior to joining MFS, Mr. Thut worked in the Technology Investment Banking Group at BT Alex. Brown since 1995. Mr. Wagner has been a manager of the fund since May 2002 and Mr. Thut has been an analyst on the fund since May 2002 and a manager of the fund since March 2004.

BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO

Risk/Return Information

The “Average Annual Total Returns” table in the section “Risk/Return Information” on page 26 has been amended to read in its entirety as follows:

As of 12/31/03

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date
Small Cap Value
Return Before Taxes	47.46%	8.98%	8.06%	10.50%	04/13/92
Return After Taxes on Distributions	43.63%	5.67%	5.66%	7.96%
Return After Taxes on Distributions and Sale of Shares	32.72%	6.26%	5.83%	7.89%
Russell 2000 Value (Reflects no deduction for fees, expenses or taxes)	46.03%	13.83%	12.28%	12.70%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

BLACKROCK SMALL CAP CORE EQUITY PORTFOLIO

Risk/Return Information

The “Average Annual Total Returns” table in the section “Risk/Return Information” on page 32 has been amended to read in its entirety as follows:

As of 12/31/03

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	Since Inception	Inception Date
Return Before Taxes	57.41%	18.41%	01/02/02
Return After Taxes on Distributions	56.94%	18.24%
Return After Taxes on Distributions and Sale of Shares	37.42%	15.75%
Russell 2000 (Reflects no deduction for fees, expenses or taxes)	47.25%	8.33%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Performance of the fund and the benchmark for the 2002 calendar year reflects the cumulative performance from the inception date of the fund (January 2, 2002) until December 31, 2002.

BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO

Fund Management

The section “Fund Management” on pages 39-40 has been amended to read in its entirety as follows:

The fund is lead managed by Neil Wagner, Managing Director at BlackRock Advisors, Inc. (BlackRock) since January 2004, and co-managed by Andrew F. Thut, Vice President at BlackRock. Prior to joining BlackRock in April 2002, Mr. Wagner was a portfolio manager at Massachusetts Financial Services (MFS) since 1998. Prior to that, he was a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Prior to joining BlackRock in April 2002, Mr. Thut was an equity analyst on the small and mid cap growth team at MFS since 1998. Prior to joining MFS, Mr. Thut worked in the Technology Investment Banking Group at BT Alex. Brown since 1995. Mr. Wagner has been a manager of the fund since May 2002 and Mr. Thut has been an analyst on the fund since May 2002 and a manager of the fund since March 2004.

BLACKROCK INDEX EQUITY PORTFOLIO

Risk/Return Information

The “Average Annual Total Returns” table in the section “Risk/Return Information” on page 89 has been amended to read in its entirety as follows:

As of 12/31/03

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date
Index Equity
Return Before Taxes	27.86%	-4.68%	-1.21%	10.36%	04/20/92
Return After Taxes on Distributions	27.62%	-4.96%	-1.50%	9.20%
Return After Taxes on Distributions and Sale of Shares	18.37%	-4.09%	-1.17%	8.44%
S&P 500® (Reflects no deduction for fees, expenses or taxes)	28.69%	-4.05%	-0.57%	11.07%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

BLACKROCK BALANCED PORTFOLIO

Risk/Return Information

The “Average Annual Total Returns” table in the section “Risk/Return Information” on page 96 has been amended to read in its entirety as follows:

As of 12/31/03

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date
Balanced
Return Before Taxes	20.30%	-3.14%	-1.20%	7.19%	05/14/90
Return After Taxes on Distributions	19.69%	-3.94%	-2.75%	5.33%
Return After Taxes on Distributions and Sale of Shares	13.44%	-3.12%	-1.63%	5.35%
65% S&P 500®/35% Leh. Agg. (Reflects no deduction for fees, expenses or taxes)	19.73%	0.35%	2.29%	9.94%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

This Supplement is dated March 5, 2004.

BLACKROCK FUNDSSM

EQUITY PORTFOLIOS/INSTITUTIONAL CLASS

SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2004

BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO

Fund Management

The section “Fund Management” on page 22 has been amended to read in its entirety as follows:

The fund is lead managed by Neil Wagner, Managing Director at BlackRock Advisors, Inc. (BlackRock) since January 2004, and co-managed by Andrew F. Thut, Vice President at BlackRock. Prior to joining BlackRock in April 2002, Mr. Wagner was a portfolio manager at Massachusetts Financial Services (MFS) since 1998. Prior to that, he was a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Prior to joining BlackRock in April 2002, Mr. Thut was an equity analyst on the small and mid cap growth team at MFS since 1998. Prior to joining MFS, Mr. Thut worked in the Technology Investment Banking Group at BT Alex. Brown since 1995. Mr. Wagner has been a manager of the fund since May 2002 and Mr. Thut has been an analyst on the fund since May 2002 and a manager of the fund since March 2004.

BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO

Risk/Return Information

The “Average Annual Total Returns” table in the section “Risk/Return Information” on page 27 has been amended to read in its entirety as follows:

As of 12/31/03

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date
Small Cap Value
Return Before Taxes	47.93%	9.29%	8.38%	10.83%	04/13/92
Return After Taxes on Distributions	44.11%	5.93%	5.90%	8.18%
Return After Taxes on Distributions and Sale of Shares	33.02%	6.49%	6.06%	8.10%
Russell 2000 Value (Reflects no deduction for fees, expenses or taxes)	46.03%	13.83%	12.28%	12.70%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

BLACKROCK SMALL CAP CORE EQUITY PORTFOLIO

Risk/Return Information

The “Average Annual Total Returns” table in the section “Risk/Return Information” on page 33 has been amended to read in its entirety as follows:

As of 12/31/03

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	Since Inception	Inception Date
Small Cap Core Equity
Return Before Taxes	57.41%	18.41%	01/02/02
Return After Taxes on Distributions	56.94%	18.24%
Return After Taxes on Distributions and Sale of Shares	37.42%	15.75%
Russell 2000 (Reflects no deduction for fees, expenses or taxes)	47.25%	8.33%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Performance of the fund and the benchmark for the 2002 calendar year reflects the cumulative performance from the inception date (January 2, 2002) until December 31, 2002.

BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO

Fund Management

The section “Fund Management” on pages 40-41 has been amended to read in its entirety as follows:

The fund is lead managed by Neil Wagner, Managing Director at BlackRock Advisors, Inc. (BlackRock) since January 2004, and co-managed by Andrew F. Thut, Vice President at BlackRock. Prior to joining BlackRock in April 2002, Mr. Wagner was a portfolio manager at Massachusetts Financial Services (MFS) since 1998. Prior to that, he was a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Prior to joining BlackRock in April 2002, Mr. Thut was an equity analyst on the small and mid cap growth team at MFS since 1998. Prior to joining MFS, Mr. Thut worked in the Technology Investment Banking Group at BT Alex. Brown since 1995. Mr. Wagner has been a manager of the fund since May 2002 and Mr. Thut has been an analyst on the fund since May 2002 and a manager of the fund since March 2004.

BLACKROCK INDEX EQUITY PORTFOLIO

Risk/Return Information

The “Average Annual Total Returns” table in the section “Risk/Return Information” on page 90 has been amended to read in its entirety as follows:

As of 12/31/03

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date
Index Equity
Return Before Taxes	28.46%	-4.25%	-0.79%	10.75%	04/20/92
Return After Taxes on Distributions	28.17%	-4.61%	-1.18%	9.48%
Return After Taxes on Distributions and Sale of Shares	18.82%	-3.78%	-0.88%	8.72%
S&P 500® (Reflects no deduction for fees, expenses or taxes)	28.69%	-4.05%	-0.57%	11.07%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

BLACKROCK BALANCED PORTFOLIO

Risk/Return Information

The “Average Annual Total Returns” table in the section “Risk/Return Information” on page 97 has been amended to read in its entirety as follows:

As of 12/31/03

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date
Balanced
Return Before Taxes	20.63%	-2.86%	-0.91%	7.50%	05/14/90
Return After Taxes on Distributions	19.95%	-3.76%	-2.56%	5.53%
Return After Taxes on Distributions and Sale of Shares	13.70%	-2.94%	-1.45%	5.55%
65% S&P 500®/ 35% Leh. Agg. (Reflects no deduction for fees, expenses or taxes)	19.73%	0.35%	2.29%	9.94%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

This Supplement is dated March 5, 2004.